PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
SUMMARY OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2023, and 2022, prepaid expenses and other current assets consist of:

	As of December 31,
	2023	2022
Prepaid expenses	$631,221	$798,140
Deposits	10,268	165,868
Other current assets	25,184	126,779
Total	$666,673	$1,090,787